Income Taxes - Components of Income Tax (Provision) Benefit (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Income Tax Disclosure [Abstract]
U.S. Federal-current			$ (309)	$ (1,433)	$ (153)
U.S. Federal-deferred			(12,687)	17,496	(2,396)
U.S. Federal-total			(12,996)	16,063	(2,549)
State-current			(1,105)	(588)	(853)
State-deferred			(1,166)	2,256	82
State-total			(2,271)	1,668	(771)
Total (provision) benefit	$ (27,178)	$ (12,816)	$ (15,267)	$ 17,731	$ (3,320)